Calvert
Mid-Cap Fund
December 31, 2020
Schedule of Investments (Unaudited)

Common Stocks — 99.2%

Security	Shares	Value
Auto Components — 1.8%
Aptiv PLC	37,629	$ 4,902,682
		$ 4,902,682
Banks — 2.1%
Commerce Bancshares, Inc.	43,034	$ 2,827,334
First Republic Bank	19,344	2,842,214
		$ 5,669,548
Beverages — 2.3%
Coca-Cola European Partners PLC	123,664	$ 6,162,177
		$6,162,177
Biotechnology — 1.9%
Emergent BioSolutions, Inc.(1)	37,169	$3,330,342
Neurocrine Biosciences, Inc.(1)	20,334	1,949,014
		$5,279,356
Building Products — 2.8%
AZEK Co., Inc. (The)(1)	69,189	$2,660,317
Trane Technologies PLC	16,333	2,370,898
Trex Co., Inc.(1)	31,204	2,612,399
		$7,643,614
Capital Markets — 5.2%
Morningstar, Inc.	9,294	$2,152,212
MSCI, Inc.	5,863	2,618,005
Northern Trust Corp.	43,887	4,087,635
Tradeweb Markets, Inc., Class A	84,262	5,262,162
		$14,120,014
Commercial Services & Supplies — 2.8%
GFL Environmental, Inc.	139,813	$4,076,094
Tetra Tech, Inc.	30,159	3,491,809
		$7,567,903
Communications Equipment — 1.7%
Motorola Solutions, Inc.	27,225	$4,629,883
		$4,629,883
Consumer Finance — 1.6%
Ally Financial, Inc.	124,710	$4,447,159
		$4,447,159
Security	Shares	Value
Containers & Packaging — 4.4%
AptarGroup, Inc.	39,360	$ 5,387,990
Ball Corp.	39,101	3,643,431
Packaging Corp. of America	21,973	3,030,297
		$ 12,061,718
Diversified Consumer Services — 2.0%
Terminix Global Holdings, Inc.(1)	108,139	$ 5,516,170
		$ 5,516,170
Electric Utilities — 1.9%
Xcel Energy, Inc.	75,583	$5,039,119
		$5,039,119
Electrical Equipment — 2.3%
AMETEK, Inc.	50,717	$6,133,714
		$6,133,714
Electronic Equipment, Instruments & Components — 2.2%
Zebra Technologies Corp., Class A(1)	15,785	$6,066,649
		$6,066,649
Entertainment — 1.9%
Electronic Arts, Inc.	36,041	$5,175,488
		$5,175,488
Equity Real Estate Investment Trusts (REITs) — 5.7%
Digital Realty Trust, Inc.	27,770	$3,874,193
Extra Space Storage, Inc.	26,974	3,125,208
Lamar Advertising Co., Class A	65,214	5,427,109
Mid-America Apartment Communities, Inc.	25,405	3,218,559
		$15,645,069
Food & Staples Retailing — 1.6%
Performance Food Group Co.(1)	92,996	$4,427,540
		$4,427,540
Food Products — 0.9%
Nomad Foods, Ltd.(1)	99,378	$2,526,189
		$2,526,189
Health Care Equipment & Supplies — 5.0%
Cooper Cos., Inc. (The)	12,672	$4,603,991
Haemonetics Corp.(1)	35,128	4,171,450
Teleflex, Inc.	11,784	4,849,941
		$13,625,382

Calvert
Mid-Cap Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Providers & Services — 2.3%
Centene Corp.(1)	55,690	$ 3,343,071
Chemed Corp.	5,445	2,900,061
		$ 6,243,132
Health Care Technology — 1.6%
Accolade, Inc.(1)	98,834	$ 4,299,279
		$ 4,299,279
Independent Power and Renewable Electricity Producers — 1.7%
NextEra Energy Partners, L.P.	51,549	$ 3,456,360
Sunnova Energy International, Inc.(1)	23,546	1,062,631
		$4,518,991
Insurance — 3.7%
Assurant, Inc.	21,534	$2,933,361
RLI Corp.	25,845	2,691,757
Travelers Cos., Inc. (The)	32,238	4,525,248
		$10,150,366
Interactive Media & Services — 1.7%
IAC/InterActiveCorp.(1)	15,318	$2,900,463
Match Group, Inc.(1)	11,766	1,778,902
		$4,679,365
IT Services — 8.2%
Black Knight, Inc.(1)	63,314	$5,593,792
Broadridge Financial Solutions, Inc.	40,200	6,158,640
Cognizant Technology Solutions Corp., Class A	59,898	4,908,641
WEX, Inc.(1)	27,946	5,687,849
		$22,348,922
Leisure Products — 0.6%
Brunswick Corp.	20,454	$1,559,413
		$1,559,413
Life Sciences Tools & Services — 2.1%
Agilent Technologies, Inc.	48,625	$5,761,576
		$5,761,576
Machinery — 3.5%
Colfax Corp.(1)	106,343	$4,066,557
Stanley Black & Decker, Inc.	30,529	5,451,258
		$9,517,815
Security	Shares	Value
Multi-Utilities — 1.7%
Sempra Energy	37,327	$ 4,755,833
		$ 4,755,833
Pharmaceuticals — 1.1%
Jazz Pharmaceuticals PLC(1)	18,300	$ 3,020,415
		$ 3,020,415
Professional Services — 3.7%
Dun & Bradstreet Holdings, Inc.(1)	103,816	$ 2,585,018
IHS Markit, Ltd.	40,725	3,658,327
Verisk Analytics, Inc.	19,140	3,973,273
		$10,216,618
Semiconductors & Semiconductor Equipment — 4.2%
NXP Semiconductors NV	21,459	$3,412,196
Skyworks Solutions, Inc.	27,138	4,148,857
Teradyne, Inc.	32,848	3,938,147
		$11,499,200
Software — 4.8%
ANSYS, Inc.(1)	18,230	$6,632,074
Bill.com Holdings, Inc.(1)	29,418	4,015,557
nCino, Inc.(1)	33,960	2,459,044
		$13,106,675
Specialty Retail — 6.6%
Best Buy Co., Inc.	38,723	$3,864,168
National Vision Holdings, Inc.(1)	112,408	5,090,958
Ross Stores, Inc.	41,744	5,126,581
Ulta Beauty, Inc.(1)	13,249	3,804,583
		$17,886,290
Textiles, Apparel & Luxury Goods — 1.6%
Gildan Activewear, Inc.(2)	159,604	$4,470,508
		$4,470,508
Total Common Stocks (identified cost $203,450,797)		$270,673,772

Calvert
Mid-Cap Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

High Social Impact Investments — 0.3%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(3)(4)	$360	$ 347,033
ImpactAssets, Inc., Global Sustainable Agriculture Notes, 2.07%, 11/3/22(4)(5)	309	295,756
ImpactAssets, Inc., Microfinance Plus Notes, 0.46%, 11/3/22(4)(5)	398	330,058
Total High Social Impact Investments (identified cost $1,067,000)		$ 972,847

Short-Term Investments — 0.3%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.12%(6)	752,328	$ 752,403
Total Short-Term Investments (identified cost $752,403)		$ 752,403
Total Investments — 99.8% (identified cost $205,270,200)		$272,399,022
Other Assets, Less Liabilities — 0.2%		$ 429,227
Net Assets — 100.0%		$272,828,249

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at December 31, 2020. The aggregate market value of securities on loan at December 31, 2020 was $2,383,875 and the total market value of the collateral received by the Fund was $2,432,670, comprised of U.S. government and/or agencies securities.
(3)	Affiliated company.
(4)	Restricted security. Total market value of restricted securities amounts to $972,847, which represents 0.3% of the net assets of the Fund as of December 31, 2020.
(5)	Notes carry an interest rate that varies by period and is contingent on the performance of the underlying portfolio of loans to borrowers. The coupon rate shown represents the rate in effect at December 31, 2020.
(6)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2020.

The Fund did not have any open derivative instruments at December 31, 2020.
Restricted Securities
Description	Acquisition Dates	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	12/14/20	$360,000
ImpactAssets, Inc., Global Sustainable Agriculture Notes, 2.07%, 11/3/22	11/13/15	309,000
ImpactAssets, Inc., Microfinance Plus Notes, 0.46%, 11/3/22	11/13/15	398,000
At December 31, 2020, the value of the Fund's investment in Calvert Impact Capital, Inc. (the Notes) and affiliated funds was $1,099,436, which represents 0.4% of the Fund's net assets. Transactions in the Notes and affiliated funds by the Fund for the fiscal year to date ended December 31, 2020 were as follows:

Calvert
Mid-Cap Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/Units, end of period
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/20(1)	$693,370	$ —	$ (696,903)	$ —	$ 3,533	$ —	$2,178	$ —
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(1)	—	360,000	—	—	(12,967)	347,033	240	360,000
Short-Term Investments
Calvert Cash Reserves Fund, LLC	922,663	12,121,670	(12,291,930)	(31)	31	752,403	450	752,328
Totals				$(31)	$ (9,403)	$1,099,436	$2,868

(1)	Restricted security.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2020, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$270,673,772(1)	$—	$—	$270,673,772
High Social Impact Investments	—	972,847	—	972,847
Short-Term Investments	—	752,403	—	752,403
Total Investments	$270,673,772	$1,725,250	$ —	$272,399,022

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.
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